UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

      6/30

Date of reporting period:  09/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Altegris Managed Futures Strategy Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2010 (Unaudited)

Shares				Value
	SYSTEMATIC TRADING COMPANIES - 17.8%
60,422	Alternative Strategies Limited Fund
	TOTAL SYSTEMATIC TRADING COMPANIES ( Cost - $6,224,437)			6,239,218
Principal Amount ($)		Coupon Rate (%)	Maturity	Value

	SHORT-TERM INVESTMENTS - 64.4%
	COMMERCIAL PAPER - 31.6%
1,030,000	Avery Dennison Corp.	0.35	10/1/2010	1,030,000
1,130,000	BP Capital Markets *	0.36	10/27/2010	1,129,706
995,000	Bacardi USA, Inc.	0.47	10/6/2010	994,945
995,000	Cargill, Inc. *	0.22	10/29/2010	994,830
995,000	Dexia Delaware LLC	0.34	10/6/2010	994,953
672,000	Harley-Davidson Funding Corp.	0.38	10/4/2010	671,979
672,000	Hewlett-Packard Co. *	0.19	10/4/2010	671,989
510,000	Metlife Short Term Funding LLC *	0.25	10/20/2010	509,933
350,000	Metlife Short Term Funding LLC *	0.24	10/28/2010	349,937
672,000	Pacific Gas & Electric Co.	0.46	10/1/2010	672,000
983,000	Prudential Funding LLC.	0.33	10/6/2010	982,955
762,000	Volkswagen Group of America, Inc. *	0.18	10/1/2010	762,000
672,000	Volkswagen Group of America, Inc. *	0.33	10/4/2010	671,981
672,000	Wal-Mart Funding Corp. *	0.20	10/8/2010	671,967
				11,109,175
	REPURCHASE AGREEMENTS - 14.9%
5,215,000	Bank of America
	dated 9/30/10, due 10/1/10 in the amount of 5,215,017 (fully collateralized by 5,253,958 U.S Treasury Notes, 3.75% due 11/15/18, value $5,320,036)	0.12	10/1/2010	5,215,000

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.9%
5,000,000	Federal Home Loan Bank Discount Notes	0.25	7/15/2011	4,990,034
1,000,000	Federal National Mortgage Association Discount Notes	0.22	3/31/2011	998,894
305,000	Federal National Mortgage Association Discount Notes	0.27	7/22/2011	304,328
				6,293,256

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $22,617,431)			22,617,431

	Altegris Managed Futures Strategy Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2010 (Unaudited) (continued)
		Value

	TOTAL INVESTMENTS - 82.2% ( Cost - $28,841,868) (a)	28,856,649
	OTHER ASSETS LESS LIABILITIES - 17.8%	6,263,804
	NET ASSETS - 100%	35,120,453

*

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers. At September 30, 2010 these securities amounted to $7,106,322 or 20.2% of net assets.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	23,495
	Unrealized Depreciation:	(8,714)
	Net Unrealized Appreciation:	14,781

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (continued)

Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 11,109,175	$ -	$ -
Repurchase Agreements	$ -	$ 5,215,000	$ -	$ -
U.S. Government & Agency Obligations	$ -	$ 6,293,256	$ -	$ -
Systematic Trading Companies	$ -	$ -	$ 6,239,218	$ 6,239,218
Total	$ -	$ 22,617,431	$ 6,239,218	$ 28,856,649

Systematic Trading Companies - Level 3	Alternative Strategies Limited Fund
Beginning balance (8/26/2010)	$ -
Total realized gain (loss)	$ -
Change in unrealized appreciation (depreciation)	$ 14,781
Return of Capital
Cost of purchases	$ 6,224,437
Proceeds from sales	$ -
Accrued interest	$ -
Net transfers in/out of level 3	$ -
Ending balance	$ 6,239,218

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/24/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/24/10